Note 14 - COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital lease liabilities	$ 199	$ 195
Accumulated depreciation	147	97
Average discount interest rate	4.00%	4.20%	4.80%
Quantity of raw material	22,590 to 28,445 metric tons
Corporate guarantee	10,800	9,700
Corporate guarantee exceeding limit	31,200	26,300
Outstanding bank guarantees	30,900	18,000
Capital commitment	1,400	100
Commitments of repair and maintenance unrelated party	200	100
Commitments of repair and maintenance related party	0	3,100
Shares pledged	161,500,000
Term loan facility	14,000
Trade facilities	8,000
Minimum [Member]
Average discount interest rate	6.50%	6.50%
Commitments to purchase raw materials	184,000
Maximum [Member]
Average discount interest rate	8.77%	8.73%
Commitments to purchase raw materials	$ 231,700